Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Summary of financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
	2020	2019
Trading assets	51,356	49,254
Non-trading derivatives	3,583	2,257
Designated at fair value through profit or loss	4,126	3,076
Mandatorily measured at fair value through profit or loss	44,305	41,600
	103,370	96,187

Summary of exposure to (reverse) repurchase agreements
Exposure to (reverse) repurchase agreements
	2020	2019
Reverse repurchase transactions
Loans and advances to banks	4,869	8,943
Loans and advances to customers	624	180
Trading assets, loans and receivables	10,947	11,969
Loans and receivables measured at mandatorily measured at fair value through profit or loss	41,735	38,985
	58,175	60,077
Repurchase transactions
Deposits from banks	1,971	205
Trading liabilities, funds on deposit	5,787	4,556
Funds entrusted measured at designated at fair value through profit or loss	41,177	38,492
	48,935	43,253

Summary of trading assets
Trading assets

Trading assets by type
	2020	2019
Equity securities	7,809	8,499
Debt securities	5,183	6,256
Derivatives	27,238	21,694
Loans and receivables	11,126	12,806
	51,356	49,254

Summary of non-trading derivatives
Non-trading derivatives by type
	2020	2019
Derivatives used in
- fair value hedges	486	524
- cash flow hedges	1,376	677
- hedges of net investments in foreign operations	69	23
Other non-trading derivatives	1,653	1,033
	3,583	2,257

Designated as at fair value through profit or loss
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2020	2019
Debt securities	3,544	2,334
Loans and receivables	582	742
	4,126	3,076

Madatorily measured at fair value through profit or loss [member]
Disclosure Of Financial Assets [Line Items]
Summary of financial instruments by type
Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
	2020	2019
Equity securities	228	159
Debt securities	787	733
Loans and receivables	43,290	40,708
	44,305	41,600